Consolidated Balance Sheets (USD $)	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 845,054	$ 208,295
Accounts receivable:
Revenue	752,845	1,213,942
Joint interest billings and other	258,340	15,736
Prepaid expenses, deposits and other current assets	84,941	87,756
Deferred offering costs	169,283
Derivative assets	170,840
Total current assets	2,281,303	1,525,729
Oil and gas properties, full cost method of accounting:
Proved, net	21,414,365	36,737,553
Unproved	2,163,899	5,135,018
Other property and equipment, net	80,703	128,187
Total property and equipment, net	23,658,967	42,000,758
Equity method investment	582,745
Other long-term assets	463,110	261,014
Deferred tax asset		4,784,000
Total assets	26,986,125	48,571,501
Current liabilities:
Accounts payable and accrued liabilities	1,632,193	1,906,230
Derivative liabilities		123,670
Total current liabilities	1,632,193	2,029,900
Non-current liabilities:
Due to related parties (note 14)	3,073,036	5,504,213
Asset retirement obligations (note 1)	351,954	749,470
Notes payable (note 7)	3,116,383	24,047,233
Total non-current liabilities	6,541,373	30,300,916
Commitments and contingencies (notes 11 and 12)
Stockholders' equity:
Preferred stock, $0.01 par value; authorized 1,000 shares, no shares issued
Common stock, $0.01 par value; authorized 100,000 shares, 29,375 shares issued and 28,921 and 29,375 shares outstanding at December 31, 2010 and 2009, respectively	282	282
Additional paid-in capital	28,179,398	28,179,398
Non-controlling interests	637,612	847,181
Share purchase promissory note (note 9)		(655,298)
Treasury stock, at cost (note 9)	(693,820)
Accumulated deficit	(9,310,913)	(12,130,878)
Total stockholders' equity	18,812,559	16,240,685
Total liabilities and stockholders' equity	$ 26,986,125	$ 48,571,501